BALANCE SHEETS - USD ($)	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Dec. 31, 2018
Current assets:
Cash	$ 482,585	$ 849,909	$ 974,317	$ 1,261,642	$ 1,492,046	$ 1,589,795	$ 1,618,729	$ 1,784,487
Prepaid expenses	70,849	10,833	47,084	83,333	109,585	62,738	101,988	138,629
Total current assets	553,434	860,742	1,021,401	1,344,975	1,601,631	1,652,533	1,720,717	1,923,116
Investments held in Trust Account	293,322,399	293,315,407	293,255,540	293,168,737	293,182,905	292,054,158	290,822,448	289,260,594
Total assets	293,875,833	294,176,149	294,276,941	294,513,712	294,784,536	293,706,691	292,543,165	291,183,710
Current liabilities:
Accounts payable	9,920,729	916,939	371,225	26,078	161,682	86,595	82,220	2,600
Accrued expenses	607,100	779,411	414,571	25,000	50,000	8,860		170,269
Total current liabilities	10,527,829	1,696,350	785,796	51,078	211,682	95,455	82,220	172,869
Warrant liability	25,408,750	35,351,250	21,096,250	19,990,000	13,053,750	18,817,500	16,671,250	15,720,000
Deferred underwriting commissions	9,187,500	9,187,500	9,187,500	9,187,500	9,187,500	9,187,500	9,187,500	9,187,500
Total liabilities	45,124,079	46,235,100	31,069,546	29,228,578	22,452,932	28,100,455	25,940,970	25,080,369
Commitments and contingencies (Note 5)
Ordinary shares, $0.0001 par value; 28,750,000 shares subject to possible redemption at $10.00 per share at December 31, 2020 and 2019	287,500,000	287,500,000	287,500,000	287,500,000	287,500,000	287,500,000	287,500,000	287,500,000
Shareholders' Equity:
Preference shares, $0.0001 par value; 2,000,000 shares authorized; none issued and outstanding	0	0	0	0	0	0	0	0
Ordinary shares, $0.0001 par value; 200,000,000 shares authorized; 7,187,500 shares issued and outstanding (excluding 28,750,000 shares subject to possible redemption) at December 31, 2020 and 2019	719	719	719	719	719	719	719	719
Additional paid-incapital		0				0
Accumulated deficit	(38,748,965)	(39,559,670)	(24,293,324)	(22,215,585)	(15,169,115)	(21,894,483)	(20,898,524)	(21,397,378)
Total shareholders' equity	(38,748,246)	(39,558,951)	(24,292,605)	(22,214,866)	(15,168,396)	(21,893,764)	(20,897,805)	(21,396,659)	$ 22,306
Total Liabilities and Shareholders' Equity	$ 293,875,833	$ 294,176,149	$ 294,276,941	$ 294,513,712	$ 294,784,536	$ 293,706,691	$ 292,543,165	$ 291,183,710